Submission	Jul. 13, 2026
Submission [Line Items]
Central Index Key	0001950572
Registrant Name	BIP Ventures Evergreen BDC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES